Schedule of accounts payable to related parties (Details) - Related Party [Member] - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	€ 180,116	€ 170,888	€ 151,988
San Raffaele Hospital OSR [Member]
Related Party Transaction [Line Items]
Total	180,116	170,888	150,206
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total			198
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total			€ 1,584